Mar. 21, 2025
Pacific Dynamix - Conservative Growth Portfolio | Pacific Dynamix - Conservative Growth Portfolio - Class D, Class I and Class P shares
A Pacific Dynamix Underlying Fund may lend its portfolio holdings to certain financial institutions.